FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules,lists and tables,are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  November 14, 2005



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  53


Form 13F Information Table Value Total:  356.510
                                        (thousands)



List of Other Included Managers:


NONE














Name of 		 Title    Cusip       Value   Shares   Disc  Other  Voting
Issuer		 of Class		    x$1000)   		   Mgrs
Applied Mat Inc    Common	038222105	550	32387    Sole	  None   Sole
Aramark            Common	038521100	6456	241722   Sole	  None   Sole
Auto Data Process  Common	53015103	6301	146400   Sole	  None   Sole
BWC Financial      Common	56042104	587	20723    Sole	  None   Sole
Barclay Glbl Inv	EFT	464287226	36095	355443   Sole	  None   Sole
Barclay Glbl Inv	EFT	464287234 	18101	213256   Sole	  None   Sole
Barclay Glbl Inv	EFT	464287465 	16848	289998   Sole	  None   Sole
Barclay Glbl Inv	EFT	464286848	17006	1395138  Sole	  None   Sole
Barclay Glbl Inv	EFT	464287705 	17729	253275   Sole   None   Sole
Barclay Glbl Inv	EFT	464287606 	16116	222994   Sole	  None   Sole
Barclay Glbl Inv	EFT	464287804	14243	246588   Sole	  None   Sole
Barclay Glbl Inv	EFT	464287879	29387	459890   Sole	  None   Sole
Barclay Glbl Inv	EFT	464287200	653	5314	Sole  None   Sole
Barclay Glbl Inv	EFT	464287622	461 	6896	     Sole  None   Sole
Barclay Glbl Inv	EFT	464287457	5128	63599    Sole	  None   Sole
Barclay Glbl Inv	EFT	922908637 	10771	198101   Sole	  None   Sole
Baxter Intl        Common	71813109	7325	183717   Sole	  None   Sole
Caldenonia Mining  Common	12932K103	2	20000    Sole	  None   Sole
Capital One        Common	14040H105 	6622	83282    Sole	  None   Sole
Carnival Corp      Common	143658300	6733	134709   Sole	  None   Sole
Cendant Corp       Common	151313103	7982	386711   Sole	  None   Sole
Chevron Corp       Common	133764100	8115	125367   Sole	  None   Sole
Ciscso Systems     Common	17275R102	460	25690    Sole	  None   Sole
Coca Cola          Common	191216100	6192	143370   Sole	  None   Sole
Cmptrzd Therml     Common	20557C108	0	10000    Sole	  None   Sole
Costco Whsl        Common	22160K105	6158	142909   Sole	  None   Sole
Disney             Common	254687106	6069	251505   Sole	  None   Sole
Fifth Third Banc   Common	316773100	5226	142214   Sole	  None   Sole
First Data         Common	319963104	6615	165382   Sole	  None   Sole
Gannett Co         Common	364730101	6153	89392    Sole	  None   Sole
Gap Inc            Common	364760108	5505	315836   Sole	  None   Sole
General Electric   Common	369604103	6470	192160   Sole	  None   Sole
General Motors     Pref	370442766	2496	137974   Sole	  None   Sole
Home Depot         Common	437076102	6264	164242   Sole	  None   Sole
Immunomedics       Common	452907108	73	35800    Sole	  None   Sole
Intel Corp         Common	458140100	3069	124508   Sole	  None   Sole
Intl Bus Machines  Common	459200101   328	4094	    Sole	  None   Sole
Johnson & Johnson   Common	478160104	6767	106934	Sole	  None	Sole
Lab CP of Amer   	Common	50540R409	6874	141114   Sole	  None   Sole
Lehman Bros	Pref	524908720	721	27433    Sole	  None   Sole
McDonalds   	Common	580135101	7369	220024   Sole	  None   Sole
Microsoft   	Common	594918104	6139	238606   Sole	  None   Sole
NASDAQ 	EFT	631100104	309	7850	     Sole  None   Sole
Pfizer Inc 	Common	717081103	12269	491380   Sole	  None   Sole
Qualcomm Inc   	Common	747525103 	209	4676	     Sole  None   Sole
Royal Bank Scot 	Pref     780097796	3476	136415   Sole	  None   Sole
Sandisk   	Common	80004C101	319	6627	     Sole  None   Sole
Stryker Corp   	Common	863667101	6713	135813   Sole	  None   Sole
Symantec	Common	871503108	408	18008    Sole	  None   Sole
Untd Sec Bnkshares 	Common	911460103	845	30193    Sole	  None   Sole
Viacom   	Common	925524308	5887	178347   Sole	  None   Sole
Walt Disney  	Pref	254687304	222	8615	     Sole  None   Sole
Wells Fargo 	Pref	94976Y207	3694	144975   Sole	  None   Sole